UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

AB GOVERNMENT EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2017

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Government Exchange Reserves

Portfolio of Investments

January 31, 2017 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 102.7%
U.S. Government & Government Sponsored Agency Obligations - 84.3%
Federal Farm Credit Bank
2/15/17(a)	0.717%	$2,000	$2,000,049
7/03/17(a)	0.750%	10,000	10,006,329
5/25/17(a)	0.761%	5,000	4,999,800
8/28/17(a)	0.790%	7,500	7,500,431
4/26/17(a)	0.803%	4,000	4,002,577
6/20/17(a)	0.807%	5,000	5,001,748
4/17/17(a)	0.818%	5,012	5,013,253
2/27/17(a)	0.831%	8,001	8,002,153
6/14/17(a)	0.900%	2,700	2,703,071
5/26/17(a)	0.730%	4,200	4,199,599
Federal Home Loan Bank
5/01/17(a)	0.414%	15,000	14,995,768
7/20/17(a)	0.562%	5,000	4,999,925
7/12/17(a)	0.575%	5,000	5,000,000
4/21/17(a)	0.656%	2,675	2,674,836
3/20/17(a)	0.657%	5,000	5,000,857
2/06/17(a)	0.711%	10,000	10,000,000
2/07/17(a)	0.746%	3,100	3,100,111
3/09/17(a)	0.786%	10,000	10,001,752
3/15/17(a)	0.787%	10,000	10,002,071
4/21/17(a)	0.791%	6,550	6,553,043
8/04/17(a)	0.807%	1,600	1,601,458
3/03/17(a)	0.877%	1,000	1,000,247
Federal Home Loan Bank Discount Notes
2/08/17	0.410%	5,000	4,999,555
2/10/17	0.410%	10,000	9,998,800
2/15/17	0.410%	10,000	9,997,939
2/22/17	0.410%	5,000	4,998,483
3/31/17	0.520%	5,000	4,996,238
4/07/17	0.540%	5,000	4,995,585
5/03/17	0.545%	5,000	4,993,074
5/12/17	0.550%	10,000	9,983,611
5/19/17	0.550%	5,000	4,990,563
8/02/17	0.649%	5,000	4,983,620
Federal Home Loan Mortgage Corp.
10/12/17(a)	0.638%	5,000	5,000,000
4/20/17(a)	0.782%	1,400	1,400,161
2/22/17	0.875%	2,120	2,120,376
7/21/17(a)	0.906%	1,900	1,903,106
1/08/18(a)	0.979%	6,000	6,015,331
3/08/17	1.000%	1,892	1,892,769
5/12/17	1.250%	3,760	3,766,301
Federal National Mortgage Association
4/20/17	0.750%	2,512	2,512,901
2/13/17	5.000%	7,170	7,180,547
U.S. Treasury Notes
2/28/17	0.500%	10,000	10,000,060
2/15/17	0.625%	10,000	10,000,581

	Yield*	Principal Amount (000)	U.S. $ Value
3/15/17	0.750%	$5,000	$5,001,121
2/28/17	0.875%	5,000	5,001,433
4/15/17	0.875%	5,000	5,004,051
4/30/17	0.875%	10,000	10,009,310
5/15/17	0.875%	10,000	10,007,857
3/31/17	1.000%	5,000	5,003,946

			285,116,397

Repurchase Agreements - 18.4%
Bank of America NA 0.53% dated 1/31/17 due 2/01/17 in the amount of $15,000,221 (collateralized by $19,266,000 Resolution Funding Corporation, 0.00% due 1/15/20 to 10/15/27, value $15,300,032)		15,000	15,000,000
Mizuho Securities USA 0.54% dated 1/31/17 due 2/01/17 in the amount of $16,000,240 (collateralized by $15,955,390 Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association, 3.00% to 3.50% due 11/20/31 to 12/01/46, value $16,320,000)		16,000	16,000,000
RBC Capital Markets, LLC 0.53% dated 1/31/17 due 2/01/17 in the amount of $15,000,221 (collateralized by $16,883,902 Federal National Mortgage Association, 3.50% to 4.00% due 12/01/44 to 9/01/46, value $15,300,001)		15,000	15,000,000
Toronto-Dominion Bank NY 0.53% dated 1/31/17 due 2/01/17 in the amount of $16,000,236 (collateralized by $15,585,700 U.S. Treasury Notes, 3.125% due 5/15/19, value $16,320,037)		16,000	16,000,000

			62,000,000

Total Investments - 102.7% (cost $347,116,397)(b)			347,116,397
Other assets less liabilities - (2.7)%			(9,005,493)

Net Assets - 100.0%			$338,110,904

*	Represents annualized yield at date of reporting or stated coupon.
(a)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(b)	As of January 31, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Government Exchange Reserves

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$285,116,397		$	– 0	–	$285,116,397
Repurchase Agreements		62,000,000		– 0	–		– 0	–	62,000,000

Total(a)		$62,000,000		$285,116,397		$	– 0	–	$347,116,397

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Government Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2017